OTHER ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ASSETS, NET [Abstract]
Prepaid long-term land lease, net (see Note 16C)	$ 4,020	$ 4,141
Debenture issuance expenses, net and deferred financing charges	7,551	4,615
Prepaid expenses - long-term and others	2,197	5,311
Other assets, net	$ 13,768	$ 14,067